CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents	Brookfield Renewable’s cash and cash equivalents are as follows:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
Cash	$303	$127
Short-term deposits	19	46
	$322	$173